Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Finance Costs [Abstract]
Summary of Finance Costs

	2021	2020	2019
	US$’000	US$’000	US$’000
Interest on lease liabilities	142	195	199
Interest on interest-bearing loans and borrowings (note 26)	758	—	—
Expenses for issuance of convertible redeemable preferred shares	—	4,014	—
Interest on an entrusted loan from a related party	—	—	24
Total	900	4,209	223